PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES

21.1. Provisions

The following tables show the detail of the provisions:

As of December 31, 2020

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(2)	contracts(3)	Total
In millions of COP
Balance at January 1, 2020	35,752	6,607	16,945	131,386	-	190,690
Additions recognized in the year	9,063	1,259	6,190	224,603	325	241,440
Provisions used during the period	(4,673)	(3,059)	-	-	-	(7,732)
Provisions reversed during the period	(5,196)	(2,408)	(50)	(71,497)	-	(79,151)
Foreign currency translation adjustment	382	-	(50)	706	-	1,038
Effect of discounted cash flows	312	-	-	-	-	312
Final balance at December 31, 2020	35,640	2,399	23,035	285,198	325	346,597
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in Bancolombia, Banistmo, GAH and Banco Agrícola due to increased risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.

As of December 31, 2019

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees	commitments	contracts(1)	Total
In millions of COP
Balance at January 1, 2019	36,873	468	23,100	104,559	3,033	168,033
Additions recognized in the year	7,272	6,139	16,210	73,101	-	102,722
Provisions used during the period	(3,122)	-	-	-	(2,796)	(5,918)
Provisions reversed during the period	(5,729)	-	(22,365)	(46,835)	(267)	(75,196)
Foreign currency translation adjustment	395	-	-	561	-	956
Effect of discounted cash flows	63	-	-	-	30	93
Final balance at December 31, 2019	35,752	6,607	16,945	131,386	-	190,690
(1)	During 2019, the onerous contracts were finished.

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2020 and 2019 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2020	119,865	28,433	33	148,331
Transfers	30,893	54,918	295	86,106
Transfer to stage 1	75,694	(44,821)	-	30,873
Transfer to stage 2	(34,778)	115,398	-	80,620
Transfer to stage 3	(10,023)	(15,659)	295	(25,387)
Provisions recognised during the period	95,212	9,283	40,192	144,687
Provisions reversed during the period	(54,823)	(16,724)	-	(71,547)
Translation adjustment	1,450	(775)	(19)	656
Balance at December 31, 2020	192,597	75,135	40,501	308,233

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2019	112,754	14,890	15	127,659
Transfers	10,530	15,810	28	26,368
Transfer to stage 1	44,126	(35,204)	-	8,922
Transfer to stage 2	(28,589)	70,573	(3)	41,981
Transfer to stage 3	(5,007)	(19,559)	31	(24,535)
Provisions recognised during the period	57,377	5,564	2	62,943
Provisions reversed during the period	(61,265)	(7,923)	(12)	(69,200)
Translation adjustment	469	92	-	561
Balance at December 31, 2019	119,865	28,433	33	148,331

Judicial proceedings

Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments that will be made by these processes will not generate significant losses in addition to the provisions recognized as of December 31, 2020 and 2019, the Bank does not expect to obtain any kind of reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.

Loan commitments

In order to meet the needs of its customers, the Bank issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement. See Note 2.D Significant Accounting Policies (7.5.2 Financial guarantee contracts and loan commitments).

Financial guarantees

The Bank grants bank guarantees on behalf of its customers. A bank guarantee represents an irrevocable commitment pursuant to which the Bank will cover to the maximum amount guaranteed, the breach of the client's contractual obligations to third parties for a certain period of time. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, hydrocarbons sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used. See Note 2.D Significant Accounting Policies (7.5.2 Financial guarantee contracts and loan commitments).

The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee:

Guarantees for the energy sector

The Bank is responsible before the guarantee’s beneficiary in the following situations:

•	Lack of energy supply due to a low availability from the generating company (the guaranteed entity).
•	Non-compliance with the contract signed by the guaranteed entity.
•	Non-compliance with the payment of energy supply.
•	Non-compliance with the construction and operating of power plants.
•	Non-compliance with the construction and operating of transmission lines.

Guarantees for the hydrocarbons sector

The Bank is responsible before the guarantee’s beneficiary in the following situations:

•	Non-compliance with the contractual obligations in the Minimum Exploration Program.
•	Non-compliance with the contractual obligations in the Additional Exploratory Program
•	Non-compliance with the contractual obligations in the Post Exploratory Program.
•	Non-compliance with the comply with the Technical Evaluation obligations.

Guarantees for public procurement

The Bank must pay a state entity up to the amount guaranteed for the breach by the contractor of the contractual or legal obligations agreed.

Commitment issued by the Bank to guarantee the performance of a customer from the private sector

The Bank must pay the third party if there is any breach  what has been agreed upon or due to the economic insolvency of the client.

As of December 31, 2020

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	388,859
Guarantees greater than 1 month and up to 3 months	616,879
Guarantees greater than 3 months and up to 1 year	2,911,975
Guarantees greater than 1 year and up to 3 years (1)	3,568,858
Guarantees greater than 3 year and up to 5 years	42,788
Guarantees greater than 5 years	144,157
Total	7,673,516
(1)	Mainly due to 4 new guarantees amounting to COP 2,909,063, expiring in 2022 with in Telecommunications and financial sectors.

As of December 31, 2019

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	324,461
Guarantees greater than 1 month and up to 3 months	502,442
Guarantees greater than 3 months and up to 1 year	2,592,644
Guarantees greater than 1 year and up to 3 years	687,669
Guarantees greater than 3 year and up to 5 years	68,150
Guarantees greater than 5 years	144,904
Total	4,320,270

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and do not reflect expected results.

Onerous contracts

For the Bank an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

21.2. Contingent liabilities

Contingencies with an individual claimed amount against the Bank higher than USD 5,000, with significant importance to the financial statements as of December 31, 2020 are presented below:

BANCOLOMBIA

Constitutional Public Interest Action of Carlos Julio Aguilar, et al.

This constitutional public interest action (acción popular) was filed by the plaintiff contending that the restructuring of the Departamento del Valle’s financial obligations and the performance plan executed, allegedly violates the collective rights of the public administration’s morality and of the public funds of the Departamento del Valle.

This action was on hold due to its consolidation with the constitutional public interest action filed by Carlos Aponte against various financial institutions. As of December 31, 2020, this proceeding is in the discovery stage, specifically in respect of expert opinion, and no provisions have been made.

Fiscal Responsibility Lawsuit (proceso de responsabilidad fiscal) between Contraloría Departamental de Cundinamarca vs. GEHS, Bancolombia, et al.

The Wastewater Treatments Plant Chía I Delicias Sur of the Municipality of Chía’s development was documented through a leasing agreement entered on September 28, 2015 by and between the Municipality of Chia (tenant) and Bancolombia S.A., valued at USD 5,535. The purpose of such agreement was the financing, optimization, design and construction of the wastewater treatment plant PTAR Chía I Delicias Sur; as of December 31, 2018, the agreement was in the stage of advances (with payment of interest on the disbursements made to the supplier), which refers to the contractual stage in which the resources  are delivered for the execution of the project in advance of the final payment. The current Mayor of the Municipality of Chía has conveyed anomalies he has found in the execution of the aforementioned project and, as a consequence of the aforementioned anomalies, the Contraloría de Cundinamarca initiated a fiscal responsibility lawsuit for an alleged patrimonial detriment in public funds of the amount of USD 5,535 against GEHS Global Environment and Health Solutions of Colombia (provider), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luis Alejandro Prieto González and Bancolombia S.A.

As of December 31, 2020, the fiscal responsibility lawsuit is in pending for the appeal against the decision of the judge that denied the nullity of a judge resolution.  The allegations’ stage has not started yet. For this matter, we have established provision of COP 3,910.

BANISTMO

Ordinary claim filed by Melenao Mora and Said Diaz:

The plaintiffs in this matter claim material and moral damages resulting from a criminal proceeding filed by Banistmo (28-10-2004) against them for alleged criminal acts that caused damage to the bank because of the unauthorized use of credit lines to enterprises where plaintiffs acted as legal representatives.

The plaintiffs seek the payment of material and moral damages which according to their valuation amounts to USD 20,000. The trial court ordered Banistmo to pay material damages, product of the criminal process imposed against the plaintiffs, as well as to pay the sum of USD 2,300 to each of the plaintiffs for moral damages.

Banistmo filed an appeal against the judgement made by the trial court on the basis of allegded errors made by the court in the analysis of the evidence and legal grounds in which the decision was based on. The external counsel has labeled this contingency as eventual.

Ordinary claim filed by Deniss Rafael Perez Perozo, Carlos Pérez Leal and others.

Promotora Terramar (an HSBC client) received USD 299 in payments through Visa gift cards issued by U.S Bank, as partial payment for two apartments in Panama City.

The Credit Card Securities and Fraud Prevention department of HSBC bank detected an irregular activity promoted by Promotora Terramar, when a deposit monitoring alert was activated due to the high number of cards with the same BIN and Bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC withheld USD 287 from Promotora Terramar´s accounts. After further investigations, the money was refunded.

The plaintiffs claim USD 5,252 as result of material and moral damages as a result of such withholding. As of December 31, 2020, the process is suspended and pending the initiation of discovery. External counsel has advised that any contingent liability is remote.

BANCO AGRÍCOLA

Superintendencia de Administración Tributaria

The El Salvadorian taxing authority, in accordance with a resolution dated as of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and sanctions.

The Bank filed an appeal against such decision. The process is awaiting issuance of a final resolution by the court of appeals of internal taxes and customs, which in the event of a possible contentious-administrative process would result in the exhaustion of administrative procedures.

In the Bank´s opinion, the General Directorate of Internal Tax made certain factual and legal errors. External counsel has advised that any contingent liability is remote.

ARRENDADORA FINANCIERA S.A. ARFINSA SUBSIDIARY OF BANCO AGRÍCOLA

Corporación de Alimentos S.A. de CV

The plaintiffs filed a claim for alleged damages derived from funds wrongfully delivered to third parties that were not entitled to the receipt of such funds. The claim seeks USD 6,654. As of December 31, 2020, the process is in the discovery stage, specifically respect of discovery of accounting records. External counsel has advised that any contingent liability is remote.

BANCO AGROMERCANTIL

Superintendence of Tax Administration

The Superintendence of Tax Administration of Guatemala (SAT) made a tax adjustment on the Income Tax return duly paid by BAM for 2014 fiscal year for a value of USD 13.617 (USD 6.808 tax plus a fine of USD 6.808). This adjustment was not reserved for during the administrative pleading phase, since BAM argued that the tax was correctly paid and presented a contentious administrative procedure against the SAT before the Court to oppose the alleged collection. This trial is currently on the Court of Justice and as of December 31, 2020 it was in the discovery stage. In the opinion of the external counsel, any contingent is remote.

Delicarnes, Sociedad Anónima

Delicarnes, Sociedad Anónima, acquired a mortgage loan from BAM and defaulted in payment at maturity, so BAM filed a collection lawsuit. Delicarnes, in addition to opposing the collection lawsuit, filed against BAM, an ordinary claim for reputational damages caused (estimated is USD 70,379), since it believes that Delicarnes did not breach the contract and therefore, should not have been sued. The Bank opposed the demand and as of December 31, 2020 this process was in the discovery phase. In the opinion of external counsel, the realization of any contingent liability is remote.

Dany Ward Mcnab Valladares

North Shore Development Company, S.A (NSDC) acquired several loans from BAM and Mercom Bank Ltd. (Grupo Agromercantil Holdings´ subsidiary company), which were not paid in the agreed manner. To pay the debts, NSDC gave to BAM and Mercom Bank Ltd., with the express authorization of its shareholders (including the shareholder Dany Ward Mcnab Valladares), certain properties and other assets of the company valued at USD 23,800.

After granting the properties as payment to BAM and Mercom Bank Ltd, Dany Ward Mcnab Valladares filed before the “Court of Roatán, Islas de la Bahia”, an ordinary claim of annulment of the “Things in lieu of Payment contracts” of the assets given in payment.  Dany Ward Mcnab Valladares based his claim on the fact that when North Shore Development Company, S.A, paid with its properties and assets to BAM and Mercom Bank [NSDC.] was left without enough assets to pay him a debt in the amount of USD 18,200. Dany Ward Mcnab Valladares’s claim was answered by BAM and Mercom Bank Ltd in August 2018. As of December 31, 2020, the process is on the notification stage. In the opinion of external counsel, the realization of any content liability is remote.